Net (loss) / income per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of reconciliation of net income per share

	Year Ended March 31,
	2025	2024
Net (Loss) / Income attributable to controlling interest for the period for Basic and Dilutive Earning per share (A)	$(19,714)	$14,154
Weighted average shares outstanding of Class A ordinary shares, basic and diluted (B)	43,080,693	15,532,382

(Loss) / Earning per share:
Basic and Diluted (A/B)	$(0.46)	$0.91